Investments (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments disclosures
Investments	$ 16.7	$ 16.7	$ 17.9
Rio Holdings, Inc. (Rio Holdings) | Cost method investment
Investments disclosures
Investments		0.9	0.9
Knology Condominium Association (KCA) | Equity method investment
Investments disclosures
Investments		0.1	1.3
Tower Cloud, Inc. (Tower Cloud) | Cost method investment
Investments disclosures
Investments		$ 15.7	$ 15.7